Biological assets (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Biological assets
Supplies and labors	$ 338,476	$ 301,863	$ 342,505
Salaries, social security costs and other personnel expenses	24,570	20,342	22,914
Depreciation and amortization	62,507	63,592	59,840
Fees and payments for services	2,308	1,760	1,387
Maintenance, security, cleaning, repairs and others	4,018	3,156	3,362
Taxes, rates and contributions	1,099	703	451
Leases and service charges	694	340	267
Freights	4,083	3,758	2,536
Travelling, library expenses and stationery	2,650	2,660	2,525
Other expenses	26,245	20,534	27,189
Capitalized cost of production	$ 466,650	$ 418,708	$ 462,976